MINERAL PROPERTIES (Details) (USD $)							12 Months Ended					1 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013 Third party	Dec. 31, 2013 BLM	Dec. 31, 2013 Relief Canyon Mine- Gold Acquisition pond column cell claim millsite mine	Dec. 31, 2012 Relief Canyon Mine- Gold Acquisition	Dec. 31, 2013 Pershing Pass Property acre claim	Dec. 31, 2012 Pershing Pass Property	Dec. 31, 2013 Pershing Pass Property Silver Scott Mines item acre	Dec. 31, 2013 Pershing Pass Property Victoria Gold acre item	Dec. 31, 2013 Pershing Pass Property Third party item	Sep. 30, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp acre item	Dec. 31, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp item	Dec. 31, 2013 Pershing Pass Property Minimum item	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2016 till September 2023	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2023 till September 2028	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2028 till September 2033	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp September 2033	Dec. 31, 2013 Pershing Pass Property Maximum	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties	Dec. 31, 2012 Relief Canyon Mine- Newmont Leased Properties	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 2006 Mineral Lease and Sublease	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1994 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1999 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item claim acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Newmont USA Ltd. item acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Minimum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Maximum Newmont USA Ltd. 2006 Mineral Lease and Sublease
Mineral properties
Unpatented Lode Mining Claims Owned					164				490	283	17															283	155
Unpatented Millsites owned					120
Number of open pit mines					3
Number of cells included in heap leach pads					6
Number of solution ponds					2
Number of carbon columns included in ADR					4
Net Smelter Return Royalty Percentage					2.00%						2.00%														2.00%	2.00%	2.00%	3.00%	5.00%
Unpatented mining claims owned that the Company located during mid 2012							17
Private lands leased (in acres)							635
Primary term of the lease							10 years					10 years
Royalty percentage on all metals produced other than gold							2.00%
Royalty percentage on gold if gold prices are less than $500 per ounce							2.00%
Gold price (per ounce)							500
Royalty percentage on gold if gold prices are over $1,500 per ounce							3.50%
Gold price (per ounce)							1,500
Royalty percentage on gold production that the entity can repurchase																			3.00%
Rate at which the entity can repurchase royalty percentage of gold							$ 600,000
Each royalty percentage that the company can repurchase at specified rate							1.00%
Unpatented mining claims owned												19		700											62
Royalty percentage on precious metals												1.00%
Royalty percentage on all other materials excluding precious metals												0.50%
Advance royalty required to pay per year															10,000	12,500	15,000	20,000
Number of unpatented mining claims that can be acquired by the Company if purchase option is exercised													19
Purchase price for acquisition of unpatented mining claims													250,000
Acres of Property							12,000		9,700	5,660		400														13,300	2,800
Area of properties held under leases and subleases							600																			8,900
Unpatented mining claims owned on which royalty owed to Victoria Gold																										221
Adjustment to the carrying value of mineral rights	0
Acres of privately-owned fee minerals leased (in acres)																											4,900
Amount required to be spent in exploration expenses in 2013																						1,000,000
Amount required to be spent in exploration expenses per year																						500,000
Rental payment per acre per year																						10
Increase in rental payments per year (as a percent)																						5.00%
Amount of annual rent payable if the Company elects not to or fails to incur minimum specific amount in exploration expenditures																						100,000
Additional direct drilling expenditures required in 2017 in order to avoid the annual rental payment requirement																						500,000
Minimum monthly average gold price for which 5% net smelter royalty would apply (per ounce)																						400
Net smelter return royalty percentage on specified acres of leased properties (in acres)																							2.50%	3.50%
Acres of leased property on which royalty percentage apply (in acres)																							800	495
Statewide bond				5,000,000
Excess amount of the current coverage requirement to reclaim land disturbed in exploration and mining operations				300,000
Amount of the bonds written			5,000,000
Restricted cash required to be maintained as a percentage of the value of the bonds			45.00%
Restricted cash	2,250,000
Total Mineral Properties	$ 16,786,912	$ 16,786,912			$ 8,501,071	$ 8,501,071	$ 576,400	$ 576,400												$ 7,709,441	$ 7,709,441